Commitments, contingencies and litigation (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments		€ 6,859
Total provisions		5,849	€ 897
2018 Lumoxiti agreement, with AstraZeneca
Disclosure of contingent liabilities [table]
Provision for charges	$ 6,200	€ 5,217
Estimated manufacturing costs | $	$ 12,800